UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):          [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Stieven Capital Advisors, L.P.
Address:                  12412 Powerscourt Drive, Suite 250
                          St. Louis, MO  63131

13F File Number:          028-12969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Daniel M. Ellefson
Title:                   Officer - Managing Director
Phone:                   314-779-2450

Signature, Place, and Date of Signing:

/s/ Daniel M. Ellefson         St. Louis, MO         August 12, 2010

Report Type (Check only one):

[x]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  49

Form 13F Information Table Value Total:                  112,522
                                                         (thousands)

List of Other Included Managers:                         NONE

FORM 13F INFORMATION TABLE
AS OF DATE: 06-30-2010

                                TITLE OF             VALUE    SHRS/    SHR/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS     CUSIP      (x$1000) PRN AMT  PRN  CALL DISCRTN  MGRS   SOLE   SHARED  NONE
______________                  _______   _____      _______  _______  ___  ___  _______  _____  _____  ______  ____
1ST UNITED BANCORP INC FLA      COM       33740N105  699      95000    SH        SOLE            95000
AMERIS BANCORP                  COM       03076K108  2413     249800   SH        SOLE            249800
ANNALY CAP MGMT INC             COM       035710409  1992     116131   SH        SOLE            116131
BANK COMM HLDGS                 COM       06424J103  3042     641800   SH        SOLE            641800
BANK OF AMERICA CORPORATION     COM       060505104  2272     158100   SH        SOLE            158100
BANK OF MARIN BANCORP           COM       063425102  3500     109621   SH        SOLE            109621
BANK OF THE OZARKS INC          COM       063904106  2582     72799    SH        SOLE            72799
BANNER CORP                     COM       06652V109  2079     1050000  SH        SOLE            1050000
BRYN MAWR BK CORP               COM       117665109  1678     100000   SH        SOLE            100000
CAROLINA BK HLDGS INC GREENS    COM       143785103  520      140410   SH        SOLE            140410
CENTER FINL CORP CALIF          COM       15146E102  3357     651800   SH        SOLE            651800
CHIMERA INVT CORP               COM       16934Q109  3788     1049300  SH        SOLE            1049300
CITIGROUP INC                   COM       172967101  1797     478000   SH        SOLE            478000
CITIZENS REPUBLIC BANCORP IN    COM       174420109  5753     6768068  SH        SOLE            6768068
CITIZENS SOUTH BKG CP DEL       COM       176682102  765      129600   SH        SOLE            129600
CYPRESS SHARPRIDGE INVTS INC    COM       23281A307  3589     283470   SH        SOLE            283470
ENTERPRISE FINL SVCS CORP       COM       293712105  1235     128100   SH        SOLE            128100
EVANS BANCORP INC               COM       29911Q208  947      74900    SH        SOLE            74900
FIRST CMNTY BANCSHARES INC N    COM       31983A103  3047     207419   SH        SOLE            207419
FIRST FINL BANCORP OH           COM       320209109  7150     478272   SH        SOLE            478272
FIRST INTST BANCSYSTEM INC      COM CL A  32055Y201  573      36429    SH        SOLE            36429
FIRST MERCHANTS CORP            COM       320817109  5081     599200   SH        SOLE            599200
FIRST MIDWEST BANCORP DEL       COM       320867104  4246     349200   SH        SOLE            349200
FIRST SEC GROUP INC             COM       336312103  405      211100   SH        SOLE            211100
FOX CHASE BANCORP               COM       35137P106  469      49047    SH        SOLE            49047
HERITAGE FINL CORP WASH         COM       42722X106  2684     179272   SH        SOLE            179272
INDIANA COMMUNITY BANCORP       COM       454674102  1876     156991   SH        SOLE            156991
JPMORGAN CHASE & CO             COM       46625H100  1831     50000    SH        SOLE            50000
MB FINANCIAL INC NEW            COM       55264U108  2884     156800   SH        SOLE            156800
MERCANTILE BANK CORP            COM       587376104  1972     367208   SH        SOLE            367208
MERIDIAN INTERSTATE BANCORP     COM       58964Q104  2956     271200   SH        SOLE            271200
MIDSOUTH BANCORP INC            COM       598039105  638      49969    SH        SOLE            49969
NORTHERN TR CORP                COM       665859104  2569     55000    SH        SOLE            55000
ORRSTOWN FINL SVCS INC          COM       687380105  2125     96038    SH        SOLE            96038
PACIFIC CONTINENTAL CORP        COM       69412V108  1454     153500   SH        SOLE            153500
PNC FINL SVCS GROUP INC         COM       693475105  3096     54800    SH        SOLE            54800
PORTER BANCORP INC              COM       736233107  801      63483    SH        SOLE            63483
REGIONS FINANCIAL CORP NEW      COM       7591EP100  2264     344100   SH        SOLE            344100
SCBT FINANCIAL CORP             COM       78401V102  1580     44870    SH        SOLE            44870
SIMMONS 1ST NATL CORP           CL A$1PAR 828730200  520      19800    SH        SOLE            19800
SOUTHERN CMNTY FINL CORP        COM       842632101  792      353732   SH        SOLE            353732
SOUTHWEST BANCORP INC OKLA      COM       844767103  1482     111500   SH        SOLE            111500
SYNOVUS FINL CORP               COM       87161C105  2284     899400   SH        SOLE            899400
BANK OF NEW YORK MELLON CORP    COM       064058100  5555     225000   SH        SOLE            225000
TOWER FINANCIAL CORP            COM       891769101  1404     200617   SH        SOLE            200617
UMPQUA HLDGS CORP               COM       904214103  724      63100    SH        SOLE            63100
UNITED CMNTY BKS BLAIRSVLE G    CAP STK   90984P105  2744     694700   SH        SOLE            694700
WELLS FARGO & CO NEW            COM       949746101  3407     133100   SH        SOLE            133100
WINTRUST FINANCIAL CORP         COM       97650W108  1901     57022    SH        SOLE            57022